Vessels, Net, Acquisitions and Advances for Vessels Acquisitions (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 01, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 22, 2025	Aug. 12, 2025	May 22, 2025	Dec. 20, 2024	Aug. 21, 2024	May 02, 2024
Vessel Held for Sale [Abstract]
Vessels, net		$ 58,827	$ 110,589
Restricted cash		400	0
Balance outstanding		47,901	78,753
Vessel held for sale		14,744	14,880
Impairment loss		2,142	828	$ 0
Gross sales price										$ 37,500
Proceeds from sale of vessels		50,500	20,220	37,500
Gain (loss) on sale of vessels, net		1,773	1,426	$ 11,804
Chrisea [Member]
Vessel Held for Sale [Abstract]
Vessels, net									$ 20,946
Addition to vessels, net	$ 20,946
Synthesea [Member]
Vessel Held for Sale [Abstract]
Vessels, net	25,475
Addition to vessels, net	$ 25,475
Capitalized Expenditures for Improvements on Vessels Performance and Meeting Environmental Standards [Member]
Vessel Held for Sale [Abstract]
Addition to vessels, net		618	0
Cretansea [Member]
Vessel Held for Sale [Abstract]
Vessels, net					$ 16,005
Restricted cash					350
Balance outstanding					9,130
Unamortized balance of drydocking cost					$ 881
Goodship [Member]
Vessel Held for Sale [Abstract]
Sales price						$ 15,360
Proceeds from sale of vessels		16,000
Gain (loss) on sale of vessels, net		557
Tradership [Member]
Vessel Held for Sale [Abstract]
Sales price							$ 17,575
Proceeds from sale of vessels		18,500
Gain (loss) on sale of vessels, net		1,371
Gloriuship [Member]
Vessel Held for Sale [Abstract]
Vessels, net								$ 14,402
Unamortized balance of drydocking cost								1,306
Sales price								$ 14,880
Proceeds from sale of vessels		$ 16,000
Gain (loss) on sale of vessels, net			(155)
Oasea [Member]
Vessel Held for Sale [Abstract]
Gross sales price										$ 20,220
Gain (loss) on sale of vessels, net			1,426
Epanastasea [Member]
Vessel Held for Sale [Abstract]
Gain (loss) on sale of vessels, net			$ 11,804